Cash Flow Analysis - Investing Activities, Proceeds and Payments on Companies (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Continuing And Discontinued Operations [Line Items]
Proceeds on disposals of companies, net of cash and cash equivalents disposed	€ 29	€ 40	€ 767
Payments on investments in companies, net of cash and cash equivalents acquired	(3)	(128)	(54)
DTS
Continuing And Discontinued Operations [Line Items]
Payments on investments in companies, net of cash and cash equivalents acquired	0	0	(36)
Coltel affiliates
Continuing And Discontinued Operations [Line Items]
Payments on investments in companies, net of cash and cash equivalents acquired	0	(85)	0
Minodes GmbH
Continuing And Discontinued Operations [Line Items]
Payments on investments in companies, net of cash and cash equivalents acquired	0	(9)	0
Co-trade GmbH
Continuing And Discontinued Operations [Line Items]
Payments on investments in companies, net of cash and cash equivalents acquired	0	(20)	0
Other companies
Continuing And Discontinued Operations [Line Items]
Payments on investments in companies, net of cash and cash equivalents acquired	(3)	(14)	(18)
Televisión Federal S.A.- TELEFE Provision and operation TV and radio broadcasting-services
Continuing And Discontinued Operations [Line Items]
Proceeds on disposals of companies, net of cash and cash equivalents disposed	0	0	306
Telefónica United Kingdom
Continuing And Discontinued Operations [Line Items]
Proceeds on disposals of companies, net of cash and cash equivalents disposed	0	0	399
Telefonica Telecomunicaciones Publicas, S.A.U.
Continuing And Discontinued Operations [Line Items]
Proceeds on disposals of companies, net of cash and cash equivalents disposed	0	28	2
Axonix Ltd and Telefonica Digital Inc.
Continuing And Discontinued Operations [Line Items]
Proceeds on disposals of companies, net of cash and cash equivalents disposed	29	0	0
Other companies
Continuing And Discontinued Operations [Line Items]
Proceeds on disposals of companies, net of cash and cash equivalents disposed	€ 0	€ 12	€ 60